LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018		$ 37,289,979		$ 40,116,634
Cash flows		(2,164,995)		(4,667,575)
Foreign currency translation adjustment		2,555,763		(252,266)
Interests accrued		1,745,252		2,131,740
Other movements		98,750		(38,554)
Balance as of December 31, 2018		39,524,749		37,289,979
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018		3,236,128		1,924,010
Cash flows		(922,840)		1,313,442
Foreign currency translation adjustment		2,267		(1,324)
Interests accrued		0		0
Other movements		0		0
Balance as of December 31, 2018		2,315,555		3,236,128
Borrowings from other financial institutions [member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[1]	13,822,152	[2]	18,905,843
Cash flows		513,244	[2]	(5,883,247)	[1]
Foreign currency translation adjustment		1,297,690	[2]	(177,290)	[1]
Interests accrued		783,349	[2]	1,075,716	[1]
Other movements		(78,471)	[2],[3]	(98,870)	[1],[4]
Balance as of December 31, 2018	[2]	16,337,964		13,822,152	[1]
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[1]	19,648,714	[2]	18,704,809
Cash flows		(1,697,698)	[2]	(40,069)	[1]
Foreign currency translation adjustment		1,255,806	[2]	(73,652)	[1]
Interests accrued		961,903	[2]	1,056,024	[1]
Other movements		118,508	[2]	1,602	[1]
Balance as of December 31, 2018	[2]	20,287,233		19,648,714	[1]
Preferred shares [Member]
Disclosure of liabilities from financing activities [Line Items]
Balance as of January 1, 2018	[5]	582,985		581,972
Cash flows	[5]	(57,701)		(57,701)
Foreign currency translation adjustment	[5]	0		0
Interests accrued	[5]	0		0
Other movements	[5]	58,713		58,714
Balance as of December 31, 2018	[5]	$ 583,997		$ 582,985

[1]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,031,078 and COP 1,084,096, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.
[2]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 788,879 and COP 961,333, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.
[3]	The amount of COP (78,471) is mainly comprised by the decrease of the liabilities related to assets held for sale.
[4]	The amount of COP (98,870) is mainly comprised by the reclassification of liabilities relating to assets held for sale.
[5]	The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.